Accounts Payable (Tables)	12 Months Ended
Jul. 31, 2026
Accounts Payable [Abstract]
Schedule of Accounts Payable

Accounts payable consisted of the following:

	As of July 31,
	2026	2025
Revenue share payable to game developers	$1,788,655	$2,369,304
IP licensors, agencies and other payables	500,596	7,975
Total accounts payable	$2,289,251	$2,377,279